Debt Instruments at Amortized Cost - Additional Information (Detail) $ in Thousands									1 Months Ended			12 Months Ended
	Sep. 29, 2022 PHP (₱)	Jul. 07, 2022 PHP (₱)	Jun. 16, 2022 PHP (₱)	Jun. 03, 2022 PHP (₱)	Mar. 04, 2022 PHP (₱)	Jan. 28, 2022 PHP (₱)	Dec. 02, 2021 PHP (₱)	Mar. 09, 2021 PHP (₱)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 28, 2013 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments												₱ 596,000,000		₱ 607,000,000
Three-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond								3 years
Face value of retail treasury bond								₱ 100,000,000
Maturity on face value of retail treasury bond								Mar. 09, 2024
Gross coupon rate								2.375%
Interest income, net of withholding tax												1,900,000		1,500,000
Investment in debt securities and other long-term investments												100,000,000		100,000,000
5.5-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond							5 years 6 months
Face value of retail treasury bond							₱ 300,000,000
Maturity on face value of retail treasury bond							Jun. 02, 2027
Gross coupon rate							4.625%
Interest income, net of withholding tax												11,100,000		904,000
Investment in debt securities and other long-term investments												300,000,000		300,000,000
5 -Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond					5 years
Face value of retail treasury bond					₱ 40,000,000
Maturity on face value of retail treasury bond					Mar. 04, 2027
Gross coupon rate					4.875%
Interest income, net of withholding tax												1,300,000
Investment in debt securities and other long-term investments												40,000,000
3-Month Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond	3 months
Face value of retail treasury bond	₱ 5,000,000
Maturity on face value of retail treasury bond	Dec. 04, 2022
Gross coupon rate	4.625%
Interest income, net of withholding tax												59,000
Investment in debt securities and other long-term investments												0
Three-year FXTN 03-27 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date				Apr. 07, 2025
Gross coupon rate				4.25%
Interest income, net of withholding tax												760,000
Investment in debt securities and other long-term investments				₱ 25,000,000								25,000,000
Seven-year FXTN 07-67 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date			May 19, 2029
Gross coupon rate			6.50%
Interest income, net of withholding tax												361,000
Investment in debt securities and other long-term investments			₱ 10,000,000									10,000,000
Four-year FXTN 07-62 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date		Feb. 14, 2026
Gross coupon rate		6.25%
Interest income, net of withholding tax												1,400,000
Investment in debt securities and other long-term investments		₱ 20,000,000										21,000,000
0.90% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate										0.90%
Interest income, net of withholding tax														3,100,000	$ 63	₱ 1,900,000	$ 39
Investment in debt securities and other long-term investments | $										$ 10,000
Time deposit maturity date										Jun. 29, 2022
Long term fixed rate time deposit interest period										30 days
1.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate									1.00%
Interest income, net of withholding tax														3,400,000	69	2,100,000	43
Investment in debt securities and other long-term investments | $									$ 10,000
Time deposit maturity date									Jul. 02, 2022
Long term fixed rate time deposit interest period									30 days
2.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate									2.00%
Interest income, net of withholding tax												2,400,000	$ 40	3,500,000	$ 68	1,400,000	$ 30
Investment in debt securities and other long-term investments									$ 2,000			0		₱ 207,000,000
Long term fixed rate time deposit interest period									360 days
2.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member] | Minimum [Member]
Disclosure of detailed information about financial instruments [Line Items]
Time deposit maturity date									Jul. 29, 2022
2.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member] | Maximum [Member]
Disclosure of detailed information about financial instruments [Line Items]
Time deposit maturity date									Aug. 01, 2022
Seven Year GT Capital Bond [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate											4.84%
Interest income, net of withholding tax																₱ 1,000,000
Investment in debt securities and other long-term investments											₱ 150,000,000
Time deposit maturity date											Feb. 27, 2020
Two-Year BDO ASEAN Sustainable Bond [Member] | Smart Communications, Inc. [Member] | Entering Into Significant Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate						2.90%
Interest income, net of withholding tax												2,100,000
Investment in debt securities and other long-term investments						₱ 100,000,000						₱ 100,000,000
Time deposit maturity date						Jan. 28, 2024